Schedule III - Summary of Company's Real Estate Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 502
Advertising Display [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	2,698	$ 3,126
Land Acquisition [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	200
LAMAR MEDIA CORP [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	502
LAMAR MEDIA CORP [Member] | Advertising Display [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	2,698	$ 3,126
LAMAR MEDIA CORP [Member] | Land Acquisition [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 200